Significant Accounting Policies and Practices (Details) - Schedule of Amortization Over the Next Five Years - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Amortization Over the Next Five Years [Abstract]
2023	$ 32,097	$ 32,097
2024	31,528	32,098
2025	20,961	28,863
2026	20,961	18,966
2027	20,961	18,964
Thereafter	56,721	76,313
Total		207,301
Intangible assets not subject to amortization		22,783
Total Intangible Assets	$ 183,229	$ 230,084